VIRTUS Equity & Convertible Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2024
($ reported in thousands)
	Par Value	Value
Convertible Bonds and Notes—30.5%
Aerospace & Defense—0.1%
Rocket Lab USA, Inc. 144A 4.250%, 2/1/29(1)	$ 310	$ 707
Auto Manufacturers—0.5%
Rivian Automotive, Inc.
4.625%, 3/15/29	1,625	1,409
3.625%, 10/15/30	2,250	1,740
		3,149

Biotechnology—1.4%
Alnylam Pharmaceuticals, Inc. 1.000%, 9/15/27	2,200	2,508
Halozyme Therapeutics, Inc. 0.250%, 3/1/27	1,310	1,255
Insmed, Inc. 0.750%, 6/1/28	1,135	2,409
Sarepta Therapeutics, Inc. 1.250%, 9/15/27	2,025	2,284
Travere Therapeutics, Inc. 2.250%, 3/1/29	1,065	1,012
		9,468

Commercial Services—1.7%
Affirm Holdings, Inc. 0.000%, 11/15/26(2)	5,490	4,852
Global Payments, Inc. 144A 1.500%, 3/1/31(1)	1,845	1,759
Repay Holdings Corp. 144A 2.875%, 7/15/29(1)	405	387
Shift4 Payments, Inc.
0.000%, 12/15/25	600	733
0.500%, 8/1/27	3,690	3,773
		11,504

Computers—2.8%
CyberArk Software Ltd. 0.000%, 11/15/24	335	587
Lumentum Holdings, Inc.
0.500%, 12/15/26	4,505	4,428
1.500%, 12/15/29	2,275	2,631
Parsons Corp. 144A 2.625%, 3/1/29(1)	2,675	3,454
Seagate HDD Cayman 3.500%, 6/1/28	1,795	2,401
Varonis Systems, Inc. 144A 1.000%, 9/15/29(1)	2,105	2,121
Western Digital Corp. 144A 3.000%, 11/15/28(1)	2,000	2,856
Zscaler, Inc. 0.125%, 7/1/25	785	990
		19,468

Electric Utilities—2.4%
NextEra Energy Capital Holdings, Inc. 144A 3.000%, 3/1/27(1)	3,100	3,845
NRG Energy, Inc. 2.750%, 6/1/48	660	1,452
	Par Value	Value

Electric Utilities—continued
PG&E Corp. 144A 4.250%, 12/1/27(1)	$ 5,620	$ 6,129
Southern Co. (The) 3.875%, 12/15/25	4,505	5,027
		16,453

Electronics—0.4%
OSI Systems, Inc. 144A 2.250%, 8/1/29(1)	2,485	2,420
Energy-Alternate Sources—0.2%
Sunnova Energy International, Inc. 2.625%, 2/15/28	2,425	1,256
Sunrun, Inc. 144A 4.000%, 3/1/30(1)	390	447
		1,703

Engineering & Construction—0.8%
Fluor Corp. 1.125%, 8/15/29	1,975	2,578
Granite Construction, Inc. 144A 3.250%, 6/15/30(1)	2,545	3,258
		5,836

Entertainment—1.1%
Cinemark Holdings, Inc. 4.500%, 8/15/25	640	1,347
IMAX Corp. 0.500%, 4/1/26	1,420	1,481
Live Nation Entertainment, Inc.
2.000%, 2/15/25	2,785	3,123
3.125%, 1/15/29	1,510	1,921
		7,872

Environmental Services—0.4%
Tetra Tech, Inc. 2.250%, 8/15/28	2,235	3,008
Financial Services—1.1%
Coinbase Global, Inc. 0.500%, 6/1/26	3,285	3,200
Encore Capital Group, Inc. 4.000%, 3/15/29	1,480	1,456
SoFi Technologies, Inc. 144A 1.250%, 3/15/29(1)	865	1,185
Upstart Holdings, Inc. 144A 2.000%, 10/1/29(1)	1,360	1,754
		7,595

Health Care REITs—0.7%
Welltower OP LLC 144A 3.125%, 7/15/29(1)	4,295	5,133
Healthcare-Products—1.4%
Exact Sciences Corp.
0.375%, 3/1/28	2,340	2,175
144A 1.750%, 4/15/31(1)	545	543
See Notes to Schedule of Investments

VIRTUS Equity & Convertible Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2024
($ reported in thousands)
	Par Value	Value

Healthcare-Products—continued
Insulet Corp. 0.375%, 9/1/26	$ 1,440	$ 1,694
iRhythm Technologies, Inc. 144A 1.500%, 9/1/29(1)	1,370	1,245
Lantheus Holdings, Inc. 2.625%, 12/15/27	980	1,513
Merit Medical Systems, Inc. 144A 3.000%, 2/1/29(1)	1,155	1,495
Tandem Diabetes Care, Inc. 144A 1.500%, 3/15/29(1)	390	457
TransMedics Group, Inc. 1.500%, 6/1/28	480	566
		9,688

Home Builders—0.1%
Meritage Homes Corp. 144A 1.750%, 5/15/28(1)	895	950
Internet—4.5%
Alibaba Group Holding Ltd. 144A 0.500%, 6/1/31(1)	1,630	1,879
Booking Holdings, Inc. 0.750%, 5/1/25	935	2,324
Magnite, Inc. 0.250%, 3/15/26	1,330	1,225
Palo Alto Networks, Inc. 0.375%, 6/1/25	920	3,333
Q2 Holdings, Inc. 0.750%, 6/1/26	2,030	2,276
Sea Ltd. 2.375%, 12/1/25	2,515	3,003
Snap, Inc. 0.750%, 8/1/26	1,555	1,541
Trip.com Group Ltd. 144A 0.750%, 6/15/29(1)	2,240	2,639
Uber Technologies, Inc. 0.000%, 12/15/25	5,140	5,523
Wayfair, Inc.
1.000%, 8/15/26	2,445	2,236
3.250%, 9/15/27	1,085	1,141
Zillow Group, Inc. 2.750%, 5/15/25	3,630	3,911
		31,031

Investment Companies—0.6%
Bitdeer Technologies Group 8.500%, 8/15/29	280	329
MARA Holdings, Inc. 1.000%, 12/1/26	1,425	1,260
Terawulf, Inc. 144A 2.750%, 2/1/30(1)	2,510	2,727
		4,316

Iron & Steel—0.1%
United States Steel Corp. 5.000%, 11/1/26	340	993
	Par Value	Value

Leisure Time—1.3%
Carnival Corp. 5.750%, 12/1/27	$ 965	$ 1,762
NCL Corp., Ltd.
5.375%, 8/1/25	545	783
1.125%, 2/15/27	2,765	2,858
Peloton Interactive, Inc. 144A 5.500%, 12/1/29(1)	485	1,004
Royal Caribbean Cruises Ltd. 6.000%, 8/15/25	645	2,678
		9,085

Machinery-Construction & Mining—0.2%
Bloom Energy Corp. 144A 3.000%, 6/1/29(1)	1,845	1,476
Media—0.6%
Liberty Broadband Corp. 144A 3.125%, 6/30/54(1)	1,690	1,828
Liberty Media Corp.-Liberty Formula One 2.250%, 8/15/27	1,910	2,114
		3,942

Mining—0.2%
MP Materials Corp. 144A 3.000%, 3/1/30(1)	1,100	1,219
Miscellaneous Manufacturing—0.4%
Axon Enterprise, Inc. 0.500%, 12/15/27	1,605	3,032
Passenger Airlines—0.4%
American Airlines Group, Inc. 6.500%, 7/1/25	2,355	2,484
JetBlue Airways Corp. 144A 2.500%, 9/1/29(1)	500	569
		3,053

Private Equity—0.4%
HAT Holdings I LLC 144A 3.750%, 8/15/28(1)	1,820	2,537
Retail—0.7%
Burlington Stores, Inc. 1.250%, 12/15/27	2,055	2,771
Freshpet, Inc. 3.000%, 4/1/28	895	1,807
		4,578

Retail REIT—0.4%
Federal Realty OP LP 144A 3.250%, 1/15/29(1)	2,630	2,693
Semiconductors—1.5%
MACOM Technology Solutions Holdings, Inc. 0.250%, 3/15/26	1,125	1,590
Microchip Technology, Inc. 144A 0.750%, 6/1/30(1)	1,530	1,473

See Notes to Schedule of Investments

VIRTUS Equity & Convertible Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2024
($ reported in thousands)
	Par Value	Value

Semiconductors—continued
MKS Instruments, Inc. 144A 1.250%, 6/1/30(1)	$ 1,445	$ 1,389
ON Semiconductor Corp. 0.500%, 3/1/29	2,515	2,511
Semtech Corp. 1.625%, 11/1/27	1,765	2,435
Wolfspeed, Inc. 0.250%, 2/15/28	1,925	1,125
		10,523

Software—3.5%
Akamai Technologies, Inc. 0.125%, 5/1/25	1,935	2,154
Datadog, Inc. 0.125%, 6/15/25	1,430	1,981
Evolent Health, Inc. 144A 3.500%, 12/1/29(1)	1,285	1,299
Guidewire Software, Inc. 144A 1.250%, 11/1/29(1)	2,540	2,577
MicroStrategy, Inc.
144A 0.625%, 9/15/28(1)	830	1,331
144A 0.875%, 3/15/31(1)	4,320	5,791
MongoDB, Inc. 0.250%, 1/15/26	840	1,122
Nutanix, Inc. 0.250%, 10/1/27	1,615	1,979
Progress Software Corp. 144A 3.500%, 3/1/30(1)	1,050	1,234
Snowflake, Inc.
144A 0.000%, 10/1/27(1)	275	282
144A 0.000%, 10/1/29(1)	1,735	1,764
Tyler Technologies, Inc. 0.250%, 3/15/26	985	1,242
Vertex, Inc. 144A 0.750%, 5/1/29(1)	1,460	1,918
		24,674

Telecommunications—0.4%
Applied Digital Corp. 144A 2.750%, 6/1/30(1)	2,885	2,922
Transportation—0.2%
World Kinect Corp. 3.250%, 7/1/28	1,035	1,132
Total Convertible Bonds and Notes (Identified Cost $203,724)		212,160

	Shares
Convertible Preferred Stocks—3.5%
Aerospace & Defense—0.6%
Boeing Co. (The), 6.000%	86,035	4,623
Banks—1.1%
Wells Fargo & Co. Series L, 7.500%	6,155	7,601
Capital Markets—0.3%
Ares Management Corp. Series B, 6.750%	37,160	2,003
	Shares	Value
Chemicals—0.2%
Albemarle Corp., 7.250%	27,860	$ 1,247
Electric Utilities—0.3%
NextEra Energy, Inc., 6.926%	44,255	1,980
Financial Services—0.4%
Apollo Global Management, Inc., 6.750%	36,160	2,761
Healthcare Providers & Services—0.1%
BrightSpring Health Services, Inc., 6.750%	13,625	762
Machinery—0.1%
Chart Industries, Inc. Series B, 6.750%	14,410	711
Technology Hardware, Storage & Peripherals—0.4%
Hewlett Packard Enterprise Co., 7.625%	43,910	2,540
Total Convertible Preferred Stocks (Identified Cost $22,794)		24,228

Common Stocks—58.3%
Aerospace & Defense—0.9%
RTX Corp.(3)	50,755	6,141
Air Freight & Logistics—0.6%
FedEx Corp.	14,915	4,084
Automobiles—1.1%
Tesla, Inc.(3)(4)	31,595	7,894
Banks—3.3%
Bank of America Corp.	174,925	7,316
Citigroup, Inc.	107,295	6,885
JPMorgan Chase & Co.	40,115	8,902
		23,103

Beverages—0.4%
Coca-Cola Co. (The)	38,340	2,504
Biotechnology—2.0%
AbbVie, Inc.	28,425	5,795
Regeneron Pharmaceuticals, Inc.(4)	3,445	2,887
Vertex Pharmaceuticals, Inc.(4)	11,580	5,512
		14,194

Broadline Retail—2.2%
Amazon.com, Inc.(4)	80,290	14,966
Building Products—0.3%
Carrier Global Corp.	24,080	1,751
Capital Markets—1.7%
KKR & Co., Inc.	37,585	5,196
Moody’s Corp.	9,455	4,293
Morgan Stanley	20,400	2,371
		11,860

See Notes to Schedule of Investments

VIRTUS Equity & Convertible Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2024
($ reported in thousands)
	Shares	Value

Chemicals—1.7%
Air Products & Chemicals, Inc.	6,105	$ 1,896
DuPont de Nemours, Inc.	21,645	1,796
Ecolab, Inc.	17,980	4,418
Linde plc	8,705	3,971
		12,081

Consumer Finance—1.0%
Capital One Financial Corp.	14,890	2,424
Discover Financial Services	29,900	4,438
		6,862

Consumer Staples Distribution & Retail—2.1%
Costco Wholesale Corp.	5,260	4,598
Target Corp.	26,430	3,966
Walmart, Inc.	72,285	5,924
		14,488

Diversified Telecommunication Services—0.3%
Verizon Communications, Inc.	53,989	2,275
Electric Utilities—1.6%
Constellation Energy Corp.	4,795	1,261
Exelon Corp.	243,330	9,563
		10,824

Electrical Equipment—0.7%
Eaton Corp. plc	11,235	3,725
GE Vernova, Inc.(3)(4)	4,615	1,392
		5,117

Entertainment—0.6%
Netflix, Inc.(3)(4)	5,300	4,007
Financial Services—1.8%
Fiserv, Inc.(4)	11,395	2,255
Mastercard, Inc. Class A	20,650	10,317
		12,572

Healthcare Equipment & Supplies—1.9%
Boston Scientific Corp.(3)(4)	61,420	5,161
Intuitive Surgical, Inc.(3)(4)	15,910	8,016
		13,177

Healthcare Providers & Services—1.0%
CVS Health Corp.	33,695	1,902
UnitedHealth Group, Inc.(3)	8,375	4,728
		6,630

Hotels, Restaurants & Leisure—0.9%
McDonald’s Corp.	10,010	2,924
Starbucks Corp.	33,950	3,317
		6,241

	Shares	Value

Household Durables—0.2%
DR Horton, Inc.	8,795	$ 1,486
Industrial Conglomerates—1.9%
3M Co.(3)	42,730	5,490
General Electric Co.(3)	45,135	7,753
		13,243

Insurance—1.6%
Allstate Corp. (The)	40,115	7,482
Aon plc Class A	9,745	3,575
		11,057

Interactive Media & Services—4.4%
Alphabet, Inc. Class A	66,210	11,329
Alphabet, Inc. Class C	33,085	5,714
Meta Platforms, Inc. Class A	23,970	13,605
		30,648

IT Services—0.3%
Accenture plc Class A	5,920	2,041
Life Sciences Tools & Services—0.7%
Danaher Corp.	20,195	4,961
Machinery—0.5%
Cummins, Inc.	10,515	3,459
Pharmaceuticals—0.8%
Eli Lilly & Co.(3)	6,510	5,402
Real Estate Management & Development—0.8%
CBRE Group, Inc. Class A(4)	21,150	2,770
CoStar Group, Inc.(4)	41,240	3,002
		5,772

Semiconductors & Semiconductor Equipment—6.8%
Advanced Micro Devices, Inc.(3)(4)	9,400	1,354
Broadcom, Inc.	20,435	3,469
Marvell Technology, Inc.	51,484	4,125
NVIDIA Corp.	242,530	32,198
Texas Instruments, Inc.(3)	32,190	6,540
		47,686

Software—6.4%
Adobe, Inc. (4)	2,250	1,076
Cadence Design Systems, Inc.(3)(4)	9,005	2,487
Crowdstrike Holdings, Inc. Class A(4)	7,320	2,173
Microsoft Corp.	65,856	26,761
Oracle Corp.	14,945	2,508
Palo Alto Networks, Inc.(4)	9,165	3,302
Salesforce, Inc.	9,430	2,748
ServiceNow, Inc.(4)	3,845	3,587
		44,642

Specialized REITs—1.1%
American Tower Corp.	22,785	4,865

See Notes to Schedule of Investments

VIRTUS Equity & Convertible Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2024
($ reported in thousands)
	Shares	Value

Specialized REITs—continued
Equinix, Inc.	3,235	$ 2,938
		7,803

Specialty Retail—2.4%
Home Depot, Inc. (The)	25,045	9,862
O’Reilly Automotive, Inc.(3)(4)	1,895	2,185
TJX Cos., Inc. (The)	43,795	4,950
		16,997

Technology Hardware, Storage & Peripherals—4.1%
Apple, Inc.	127,238	28,744
Wireless Telecommunication Services—0.2%
T-Mobile US, Inc.	4,975	1,110
Total Common Stocks (Identified Cost $377,806)		405,822

Equity-Linked Notes—0.6%
Banks—0.3%
Barclays Bank plc 1.000%, 2/16/29	2,050,000	2,075
Financial Services—0.3%
Citigroup Global Markets Holdings, Inc. 1.000%, 3/15/27(5)	1,005,000	1,307
Goldman Sachs Finance Corp. 1.250%, 6/28/27(5)	1,275,000	1,260
		2,567

Total Equity-Linked Notes (Identified Cost $4,602)		4,642

Total Long-Term Investments—92.9% (Identified Cost $608,926)		646,852

Short-Term Investment—4.5%
Money Market Mutual Fund—4.5%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.758%)(6)	31,112,112	31,112
Total Short-Term Investment (Identified Cost $31,112)		31,112

TOTAL INVESTMENTS, BEFORE WRITTEN OPTIONS—97.4% (Identified Cost $640,038)		677,964

Value
Written Options—(0.0)%
(See open written options schedule)
Total Written Options (Premiums Received $110)	$ (85)

TOTAL INVESTMENTS, NET OF WRITTEN OPTIONS—97.4% (Identified Cost $639,928)	$677,879
Other assets and liabilities, net—2.6%	18,426
NET ASSETS—100.0%	$696,305

Abbreviations:
LLC	Limited Liability Company
LP	Limited Partnership
OP	Operating Partnership
REIT	Real Estate Investment Trust

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2024, these securities amounted to a value of $80,696 or 11.6% of net assets.
(2)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(3)	All or a portion of the security is segregated as collateral for written options. The value of securities segregated as collateral is $36,292.
(4)	Non-income producing.
(5)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(6)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	95%
Ireland	2
Cayman Islands	2
Bermuda	1
Total	100%
† % of total investments, net of written options, as of October 31, 2024.

See Notes to Schedule of Investments

VIRTUS Equity & Convertible Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2024
($ reported in thousands)
Open written options contracts as of October 31, 2024 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options(2)
3M Co.	(214)	$(3,103)	$145.00	11/15/24	$(2)
Advanced Micro Devices, Inc.	(47)	(799)	170.00	11/15/24	(2)
Boston Scientific Corp.	(372)	(3,348)	90.00	11/15/24	(6)
Cadence Design Systems, Inc.	(45)	(1,463)	325.00	11/15/24	(2)
Eli Lilly & Co.	(50)	(4,500)	900.00	11/15/24	(20)
GE Vernova, Inc.	(23)	(713)	310.00	11/15/24	(22)
General Electric Co.	(226)	(4,520)	200.00	11/15/24	(2)
Intuitive Surgical, Inc.	(80)	(4,400)	550.00	11/15/24	(4)
Netflix, Inc.	(27)	(2,254)	835.00	11/15/24	(2)
O’Reilly Automotive, Inc.	(9)	(1,134)	1,260.00	11/15/24	(1)
RTX Corp.	(254)	(3,429)	135.00	11/15/24	(1)
Tesla, Inc.	(158)	(4,898)	310.00	11/15/24	(10)
Texas Instruments, Inc.	(161)	(3,582)	222.50	11/15/24	(6)
UnitedHealth Group, Inc.	(42)	(2,646)	630.00	11/15/24	(5)
Total Written Options					$(85)

Footnote Legend:
(1) Strike price not reported in thousands.
(2) Exchange-traded options.
The following table summarizes the value of the Fund’s investments as of October 31, 2024, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at October 31, 2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Convertible Bonds and Notes	$212,160	$—	$212,160	$—
Equity Securities:
Convertible Preferred Stocks	24,228	24,228	—	—
Common Stocks	405,822	405,822	—	—
Equity-Linked Notes	4,642	—	2,075	2,567
Money Market Mutual Fund	31,112	31,112	—	—
Total Assets	677,964	461,162	214,235	2,567
Liabilities:
Other Financial Instruments:
Written Options	(85)	(82)	(3)	—
Total Investments, Net of Written Options	$677,879	$461,080	$214,232	$2,567
There were no transfers into or out of Level 3 related to securities held at October 31, 2024.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
See Notes to Schedule of Investments

VIRTUS Equity & Convertible Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2024
($ reported in thousands)
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Convertible Bonds and Notes	Equity-Linked Notes
Investments in Securities
Balance as of January 31, 2024:	$ 2,209	$ 2,209	$ —
Net realized gain (loss)	394	(138)	532
Net change in unrealized appreciation (depreciation)(a)	107	47	60
Purchases	12,133	190	11,943
Sales(b)	(12,276)	(2,308)	(9,968)
Balance as of October 31, 2024	$ 2,567	$ —	$ 2,567
(a) The net change in unrealized appreciation (depreciation) on investments still held at October 31, 2024, was $60.
(b) Includes paydowns on securities.
See Notes to Schedule of Investments

VIRTUS Equity & Convertible Income Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2024
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.